Notes Payable and Long Term Loan (Details Narrative) (10K) - USD ($)	1 Months Ended				9 Months Ended		12 Months Ended
	Aug. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Oct. 31, 2013	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2012
Proceeds from issuance of note payable					$ 2,336,000	$ 1,562,000	$ 4,047,000	$ 1,491,778
Note payable outstanding					6,966,896		4,461,160	1,878,107
Convertible debentures outstanding amount							477,491
Number of shares issued in connection with note conversions					2,373,739		4,975,950	1,957,717
Warrant to purchase of common stock									300,000
Note payable related parties					270,000		$ 270,000	$ 170,000
Debt effective interest rate							222.00%	89.00%
IPR [Member]
Long-term acquisition payable for costs not paid at closing										$ 155,000
Percentage of proceeds from any private placement or gross profits										25.00%
Two Notes Payable Agreements [Member]
Debt instrument face amount								$ 70,000
Debt instrument, interest rate								10.00%
Note payable outstanding							$ 0	$ 60,000
Debt maturity date								May 31, 2017
Number of shares issued under notes								140,000
Convertible Debentures [Member] | Minimum [Member]
Debt instrument, term							6 months	6 months
Initial principal annual interest rates							6.00%	6.00%
Debt discount rate percentage							25.00%	25.00%
Percentage of issuance note of premium							120.00%	120.00%
Convertible Debentures [Member] | Maximum [Member]
Debt instrument, term							2 years	2 years
Initial principal annual interest rates							10.00%	10.00%
Debt discount rate percentage							53.00%	53.00%
Percentage of issuance note of premium							130.00%	130.00%
Notes Payable [Member]
Note payable outstanding							$ 919,903	$ 1,065,000
Debt discount amount					1,175,627		2,624,984	1,145,849
Number of shares issued in connection with note conversions					$ 1,127,491		1,483,285	682,690
Convertible Debentures [Member]
Debt instrument face amount							$ 3,947,000	$ 1,421,778
Debt instrument, interest rate					10.00%		10.00%	10.00%
Convertible debentures outstanding amount					$ 923,870		$ 4,137,070	$ 1,744,416
Percentage of issuance note of premium					135.00%
Debt discount amount							4,087,500	1,723,471
Number of shares issued in connection with note conversions							48,065,178
Convertible Debentures One [Member]
Convertible debentures outstanding amount							4,566,241	1,888,456
Convertible Debentures Two [Member]
Convertible debentures outstanding amount							202,500	66,000
Notes Payable One [Member]
Debt instrument face amount							$ 1,500,000
Debt instrument, interest rate							8.00%
Note payable outstanding							$ 1,500,000
Debt maturity date							Nov. 30, 2018
Notes Payable Two [Member]
Debt instrument face amount							$ 100,000
Debt instrument, interest rate							10.00%
Note payable outstanding							$ 100,000
Debt maturity date							Feb. 28, 2018
Warrant to purchase of common stock							500,000
Warrant to purchase of common stock, value							$ 21,204
Private Placement [Member]
Debt instrument face amount	$ 500,000	$ 500,000	$ 500,000	$ 500,000
Proceeds from issuance of note payable	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Debt instrument, interest rate	10.00%	10.00%	10.00%	10.00%
Debt instrument, term	1 year	1 year	1 year	1 year
Shares issued for conversion of notes payable and accrued interest, shares	100,000	50,000	50,000	125,000
Note payable outstanding							$ 919,903	$ 1,075,500
Warrant to purchase of common stock							1,561,950